Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Associates [Abstract]
Initial balances		R$ 7,002,778	R$ 5,815,325
Acquisitions	[1]	524,155	376,434
Spin-off of associates	[2]	(170,006)	0
Transfer	[3]	5,953	(166,294)
Equity in net income of associates		1,718,411	1,699,725	R$ 1,528,051
Dividends/Interest on capital		(802,662)	(655,920)
Impairment	[4]	(31,868)	(37,122)
Other		10,623	(29,370)
At the end of the year		R$ 8,257,384	R$ 7,002,778	R$ 5,815,325

[1]	In 2017, it includes the acquisition of interest in (i) Swiss Re Corporate Solutions Brasil; and in (ii) GIC - Gestora de Inteligencia de Credito (In 2016, there was capital increase in Cia. Leader S.A. Administradora de Cartoes de Credito);
[2]	Disposal partial sale of the IRB (Note 43-6);
[3]	In 2016, the investment of Cia. Leader S.A. Administradora de Cartoes de Credito began to be consolidated after acquisition of 50% of the company; and
[4]	In 2017, there were losses on impairment in affiliates and joint ventures, in the amount of R$ 31,868 thousand (R$ 37,122 thousand - 2016).